UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03741 )

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (100.1%)(a)
		Principal
	Rating(RAT)	amount	Value

New York (93.4%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	$1,460,000	$1,380,664
(Charitable Leadership), Ser. A , 6s, 7/1/19	Ba2	3,000,000	3,018,390
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	1,000,630
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,300,000	1,254,175
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	942,480
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,914,980
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	2,000,000	1,787,160
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	708,973
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	1,300,000	1,180,647
Dutchess Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Bard College), 5 3/4s, 8/1/30 (Prerefunded)	AAA/P	9,200,000	9,925,788
Erie Cnty., G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 7/1/20
(Prerefunded)	Aa3	4,160,000	4,455,818
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	Aaa	5,000,000	5,480,800
5 3/4s, 5/1/25	Aaa	10,330,000	11,451,322
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,059,419
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	3,150,000	3,192,336
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,595,000	2,766,374
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
AMBAC, 5s, 2/15/47	AA	2,500,000	2,401,100
MBIA, 4 1/2s, 2/15/47	AA	2,500,000	2,164,575
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,152,738
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	Aa3	2,500,000	2,619,425
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	565,000	574,419
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,014,400
Ser. A, AMBAC, 5s, 9/1/29	AA	7,500,000	7,519,200
Ser. D, MBIA, 5s, 9/1/20	AA	3,500,000	3,606,890
FSA, zero %, 6/1/28	Aaa	2,510,000	961,506
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,232,316
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5s, 11/15/37	A2	15,000,000	14,749,950
Ser. A, FSA, 5s, 11/15/30	Aaa	1,000,000	1,013,140
Ser. A, FGIC, 5s, 11/15/26	A2	5,000,000	4,934,950
Ser. B, 5s, 11/15/24	A2	5,000,000	5,121,250
Ser. A, 5s, 11/15/22	A2	6,000,000	6,195,060
Ser. B, FSA, 5s, 11/15/22	Aaa	14,350,000	15,209,852
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, FSA, 5 1/4s, 11/15/24	Aaa	10,000,000	10,458,300
Ser. B, MBIA, 5s, 11/15/25	AA	2,600,000	2,668,406
Ser. B, MBIA, 5s, 11/15/24	AA	6,000,000	6,182,640
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	A-/P	16,320,000	17,592,960
Ser. A , MBIA, 5 1/2s, 1/1/20	AA	1,000,000	1,062,130
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	A-/P	24,345,000	28,010,627
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	Baa1	250,000	238,193
Nassau Cnty., G.O. Bonds, Ser. A, FGIC
6s, 7/1/13	AAA/P	1,000,000	1,125,640
6s, 7/1/11	AAA/P	2,300,000	2,503,688

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	426,954
Ser. B, 5 7/8s, 11/1/11	A3	705,000	718,007
Ser. D, 5 5/8s, 11/1/09	A3	825,000	856,441
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon zero %, (5 1/4s, 6/1/09),
6/1/26 (STP)	BBB	6,640,000	5,947,448
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	991,170
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	2,896,290
Niagara Falls, City School Dist. COP (High School
Fac.), FSA
5s, 6/15/28	Aaa	1,490,000	1,527,772
5s, 6/15/23	Aaa	3,965,000	4,126,494
NY City, G.O. Bonds
Ser. B, MBIA, 6 1/2s, 8/15/11	AAA/P	18,675,000	20,660,900
Ser. D, MBIA, 6 1/2s, 11/1/10	AAA/P	21,495,000	23,370,224
AMBAC, 6.05s, 9/1/11	AAA	500,000	500,875
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,096,810
Ser. B, 5 1/2s, 12/1/11	AA	14,800,000	16,072,504
Ser. C, FSA, 5s, 1/1/23	Aaa	10,000,000	10,449,300
Ser. J/J-1, 5s, 6/1/21	AA	6,750,000	7,003,868
Ser. N, 5s, 8/1/20	AA	1,000,000	1,041,420
Ser. M, 5s, 4/1/20	AA	6,775,000	7,047,829
Ser. I-1, 5s, 4/1/19	AA	1,725,000	1,821,721
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	11,815,000	11,847,846
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	AA-	10,000,000	10,133,800
Ser. E, 5s, 2/1/28	AAA	8,885,000	9,046,263
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	AA-	3,000,000	3,085,710
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 3.02s, 11/1/22	VMIG1	28,225,000	28,225,000
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	AA/P	3,500,000	3,580,535
NY City, Cultural Resource VRDN (Lincoln Ctr.), Ser.
A-1, 2s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	300,318
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	AA+	2,600,000	2,607,280
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,613,130
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	2,050,000	2,071,689
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba1	5,000,000	5,400,850
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba1	2,190,000	2,174,298
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	AA	3,500,000	3,571,435
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	3,460,000	3,352,602
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	5,250,000	5,751,848
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	2,259,300
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,681,667
(St. Francis College), 5s, 10/1/34	A-	1,000,000	978,570
(Horace Mann School), MBIA, 5s, 7/1/28	AAA/P	7,000,000	7,080,430
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	8,605,290
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	3,700,000	3,126,907
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,772,115
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB+/P	2,050,000	1,332,562
NY City, Metro. Trans. Auth. Rev. Bonds, Ser. A,
AMBAC, U.S. Govt. Coll., 5 1/4s, 1/1/29 (Prerefunded)	AAA/P	5,000,000	5,270,850
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
FGIC, 7 1/2s, 6/15/11	AAA	25,600,000	28,489,984
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA/P	290,000	315,697
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA/P	110,000	119,761
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,057,960
Ser. G, FSA, 5s, 6/15/34	Aaa	500,000	503,185
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,118,650
NY City, State Dorm. Auth. Lease Rev. Bonds (Court
Fac.), 6s, 5/15/39 (Prerefunded)	AA-	5,600,000	6,041,616
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds,
Ser. S-1, FGIC
5s, 7/15/31	AA-	10,500,000	10,599,435
5s, 7/15/27	AA-	5,000,000	5,116,350
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	6,552,070
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,262,937
5 3/4s, 6/1/33	BBB	3,500,000	3,409,560
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	6,097,178
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,534,045

NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,956,999
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	A3	2,750,000	2,850,870
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	Aaa	8,950,000	10,487,521
(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,112,464
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	5,250,000	5,256,090
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	AAA/P	1,340,000	1,383,041
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,410,024
(City U.), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,366,856
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	AAA/P	8,500,000	9,070,945
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,516,576
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	AAA/P	3,500,000	3,865,575
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,765,950
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	Aaa	690,000	733,567
(Mental Hlth. Svcs.), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aaa	7,810,000	8,303,123
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	Aa3	4,300,000	4,748,361
(NY Methodist Hosp.), 5 1/4s, 7/1/18	Baa2	750,000	760,073
(NY Methodist Hosp.), 5 1/4s, 7/1/17	Baa2	2,165,000	2,205,031
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa2	1,455,000	1,500,498
(Mental Hlth.), Ser. E, MBIA, 5s, 2/15/35	AA	2,510,000	2,516,777
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,504,725
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	5,930,940
(Yeshiva U.), AMBAC, 5s, 7/1/30	AAA/P	3,000,000	3,038,400
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA	9,665,000	9,691,096
(Montefiore Hosp.), FGIC, FHA Insd., 5s, 8/1/29	AA/P	9,520,000	9,338,073
(NYU), Ser. A, FGIC, 5s, 7/1/29	Aa3	6,705,000	6,755,019
(Yeshiva U.), AMBAC, 5s, 7/1/26	AAA/P	2,700,000	2,754,648
Ser. A, MBIA, 5s, 10/1/25	AA	750,000	776,153
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	Aaa	1,500,000	1,559,340
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,051,620
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,055,880
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,090,240
(Cornell U.), Ser. A, 5s, 7/1/22	AA+/P	6,395,000	6,737,196
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,065,880
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Ba2	1,500,000	1,465,875
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	A3	1,220,000	1,224,807
(Colgate U.), MBIA, 4 3/4s, 7/1/28	AAA/P	10,000,000	10,049,200
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	714,270
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, MBIA, 5s, 7/1/24	AA	1,000,000	1,039,170
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,150,000	3,941,795
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Ba2	2,155,000	2,107,288
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,042,540
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,026,480
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,728,969
(U. of Rochester), Ser. A, MBIA, 5s, 7/1/27	AA	530,000	535,560
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,936,157
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,298,707
(Memorial Sloan-Kettering Cancer Ctr.), Ser. A2, 5s,
7/1/26	Aa2	6,000,000	6,139,980
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Ba2	1,000,000	938,170
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	A3	5,800,000	5,692,874
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/24	AA	2,385,000	2,436,039
(St. Johns U.), Ser. A, MBIA, 5s, 7/1/23	AA	3,935,000	4,036,366
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Ba2	1,000,000	965,090
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. C, 5s, 12/15/31	AAA	10,000,000	10,210,000
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,447,427
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-1 Mental), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	A+/P	240,000	255,154
(2007-2 Mental), Ser. D, FSA, 5 1/4s, 8/15/30	A+/P	520,000	528,923
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30
(Prerefunded)	Aaa	700,000	744,198
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	Aaa	5,930,000	6,090,169
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,057,750
(Mental Hlth. Svcs. Fac. Impt.), Ser. E, FSA, 5s,
7/1/23	Aa3	3,000,000	3,122,700
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,155,330
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,528,960
NY State Env. Fac. Corp. Rev. Bonds (State Clean Wtr.
& Drinking Revolving Fund)
Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,597,850
Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,216,500
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	50,000	52,727
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,425,000	3,659,099
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	1,735,000	1,825,220
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	270,416
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds

Ser. C, 5s, 10/15/35	Aaa	10,000,000	10,199,900
(NYC Muni. Wtr. Fin.), 5s, 6/15/29 (SEG)	Aaa	13,590,000	14,001,233
NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. A, FSA,
U.S. Govt. Coll., 6s, 4/1/16 (Prerefunded)	Aaa	1,000,000	1,074,800
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	AA	11,740,000	11,930,071
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	3,078,720
Ser. H, FGIC, 5s, 1/1/28	Aa3	1,235,000	1,271,099
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	4,127,720
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,163,960
(Gen. Hwy. & Bridge Trust Fund), Ser. A, MBIA, 5s,
4/1/22	AA	2,000,000	2,080,740
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A
5s, 3/15/27	AAA	10,000,000	10,383,500
5s, 3/15/22	AA/P	2,795,000	2,952,973
NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,921,675
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,609,991
(Syracuse U. ), 5 1/2s, 1/1/15	Aaa	2,000,000	2,172,200
Ser. A-1, FGIC, 5s, 3/15/29	AAA	6,565,000	6,707,920
(State Personal Income Tax), Ser. A1, 5s, 12/15/27	AAA	3,000,000	3,107,970
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,080,850
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	927,360
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 12/9/98 cost
$1,000,000) (RES)	BB/P	1,000,000	1,002,440
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	3,093,632
7s, 8/1/21	BB-/P	2,300,000	2,320,631
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	1,000,000	1,001,100
Ser. 124, 5s, 8/1/31	Aa3	1,000,000	978,600
FGIC, 4 3/4s, 10/15/28	Aa3	7,000,000	6,397,370
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	3,100,992
Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	BBB-	2,010,000	1,991,186
5s, 6/1/20	BBB-	1,150,000	1,150,644
5s, 6/1/19	BBB-	1,345,000	1,354,334
5s, 6/1/18	BBB-	1,180,000	1,198,078
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
MBIA
5s, 10/15/26	AAA	7,000,000	7,237,860
5s, 10/15/25	AAA	16,425,000	17,027,633
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	936,570
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,896,068
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Rev.
Bonds (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	B+	2,000,000	2,000,000
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	2,010,309
5s, 7/1/24	A3	1,890,000	1,922,243
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,834,380
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	480,000	481,382
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	485,690
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,687,688
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,452,504
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28
(Prerefunded)	BB/P	4,000,000	4,321,160
(Jefferson's Ferry), Ser. A, 7.2s, 11/1/19
(Prerefunded)	BB/P	3,805,000	4,041,062
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	AAA/P	4,220,000	4,330,859
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB+/F	8,160,000	7,800,878
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,762,200
7 3/8s, 3/1/21	B+/P	800,000	808,328
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	Aaa	4,250,000	4,735,648
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,016,125
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	455,935
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,049,450
Triborough, Bridge & Tunnel Auth. Gen. Purpose Rev.

Bonds (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10	A/P	6,150,000	6,376,259
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,156,900
AMBAC, 5s, 11/15/28	AA	13,000,000	13,261,170
Ser. A, 5s, 11/15/23	AA-/P	1,000,000	1,047,870
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	975,161
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	4,350,133
5s, 6/1/26	BBB	2,000,000	1,822,880
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-/P	2,000,000	2,004,020
			1,088,389,426

Puerto Rico (6.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,344,363
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
MBIA, 5 1/4s, 7/1/18	AA	4,750,000	4,923,090
Ser. B, 5 1/4s, 7/1/17	Baa3	1,500,000	1,541,520
Ser. B, 5 1/4s, 7/1/16	Baa3	1,000,000	1,032,950
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	14,000,000	14,535,360
6s, 7/1/38	Baa3	5,000,000	5,218,200
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. RR,
FGIC, 5s, 7/1/24	A3	6,500,000	6,499,545
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	505,000	504,000
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, MBIA, 5 1/2s, 7/1/20	AA	1,000,000	1,041,430
Ser. AA, 5s, 7/1/35	A-	2,105,000	2,012,085
Ser. K, 5s, 7/1/21	BBB+	2,000,000	1,955,440
Ser. K, 5s, 7/1/17	BBB+	3,000,000	3,030,900
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,476,250
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,170,000	1,179,664
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/24	Baa3	9,855,000	9,984,790
Ser. M, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	3,060,000	3,163,183
Ser. N, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/17	Baa3	2,500,000	2,567,325
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	AA	8,150,000	1,118,832
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	8,000,000	7,778,550
			77,907,477

TOTAL INVESTMENTS

Total investments (cost $1,137,284,111)(b)			$1,166,296,903

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	244	$28,182,000	Dec-08	$(147,103)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
$8,143,333	9/22/08	-	4.30% minus	$114,187
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

8,143,333	9/19/08	-	4.30% minus	111,352
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

8,143,333	9/17/08	-	4.30% minus	112,266
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$337,805

NOTES

(a) Percentages indicated are based on net assets of $1,165,064,355.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,138,384,419, resulting in gross unrealized appreciation and depreciation of $41,622,163 and $13,709,679, respectively, or net unrealized appreciation of $27,912,484.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2008 was $1,002,440 or less than 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

The rates shown on VRDN, Mandatory Put Bonds, and FRN are the current interest rates at August 31, 2008.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

State government	14.7%
Transportation	13.8
Education	13.2
Utilities	13.2
Local government	13.0
Healthcare	10.5

The fund had the following insurance concentration greater than 10% at August 31, 2008 (as a percentage of net assets):

MBIA	10.4%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(147,103)

Level 2	$1,166,296,903	$337,805

Level 3	$-	$-

Total	$1,166,296,903	$190,702

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008